Events after the reporting period	12 Months Ended
Dec. 31, 2020
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Events after the reporting period
27. Events after the reporting period
27.1 Ultragenyx collaboration agreement
On December 17, 2020, the Company announced a license and collaboration agreement with Ultragenyx for setrusumab, a monoclonal antibody in clinical development for OI. The agreement, which was subject to Hart-Scott-Rodino Antitrust Improvements Act 1976 (HSR) review completed on January, 25, 2021. Under the terms of the collaboration, Ultragenyx will lead future global development of setrusumab in both pediatric and adult patients. The Company granted Ultragenyx an exclusive license to develop and commercialize setrusumab in the U.S. and rest of the world, excluding Europe where the Company will retain commercial rights. Under the terms of the agreement, Ultragenyx made an upfront payment of £36.5 million ($50 million) in January 2021. Ultragenyx will also fund global development of the program until approval, and has agreed to pay a total of up to $254 million in contingent payments upon achievement of certain clinical, regulatory, and commercial milestones. Ultragenyx will pay tiered doubledigit percentage royalties to Mereo on net sales outside of Europe and Mereo will pay a fixed double digit percentage royalty to Ultragenyx on net sales in Europe. As the license and collaboration agreement became effective in January 2021, no revenue was recognized in the year ended December 31, 2020.
As a consequence of the license and collaboration agreement with Ultragenyx and in accordance with terms of the agreement with Novartis as set out in Note 25.3, the Company made a payment to Novartis of approximately £7.3 million ($10 million). As the agreement was not effective until January 2021, a provision for this payment was not recognized in the year ended December 31, 2020.
27.2 Public offering of American Depository Shares
On February 12, 2021, the Company announced an underwritten public offering of 39,675,000 American Depositary Shares, at a public offering price of $2.90 per ADS. Each ADS represents five ordinary shares of the Company. The aggregate gross proceeds to the Company from the offering, before deducting underwriting discounts and commissions and offering expenses were $115.1 million. The net proceeds, after transaction costs were £78.3 million ($108.2 million).